SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Foreign Currency Translation and change in reporting currency (Details)	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Exchange rate	6.5250